RECEIVABLES (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Input tax recoverable	$ 73,804	$ 20,741	$ 36,399
Trade receivable	1,961	195,433	0
Subscriptions receivable	0	30,497	0
Total	$ 75,765	$ 246,671	$ 36,399